CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
Current assets
Cash and cash equivalents		$ 1,247,140	$ 711,519
Restricted cash-current		9,227	6,267
Short-term investments		268,424	787,391
Inventory		7,750	5,272
Amounts due from related parties-current	[1]	3,341	3,229
Income tax receivables		7,204	15,093
Prepaid expenses and other current assets		202,630	133,235
Total current assets		1,745,716	1,662,006
Restricted cash-non-current		7,334	9,911
Amounts due from related parties-non-current	[1]	1,747	0
Property and equipment, net		287,877	247,266
Deferred tax assets		29,179	17,361
Rental deposits		56,135	47,333
Intangible assets, net		74,776	43,505
Goodwill		414,228	291,382
Long-term investments		850,695	597,606
Long-term prepayments and other non-current assets		267,404	138,190
Total assets		3,735,091	3,054,560
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $51,809 and $98,436 as of February 28, 2018 and 2019, respectively)		106,493	57,605
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $772,642 and $401,027 as of February 28, 2018 and 2019, respectively)		433,610	824,276
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $2,875 and $18,504 as of February 28, 2018 and 2019, respectively)	[2]	24,375	8,746
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $158,849 and $291,728 as of February 28, 2018 and 2019, respectively)		365,195	229,122
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $12,106 and $36,670 as of February 28, 2018 and 2019, respectively)		38,743	13,638
Short-term debt and current portion of long-term debt (including short-term debt and current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2018 and 2019, respectively)		210,027	0
Bond payable, current portion (including bond payable, current portion of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2018 and 2019, respectively)		5,275	0
Total current liabilities		1,183,718	1,133,387
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $17,980 and $2,497 as of February 28, 2018 and 2019, respectively)		2,497	17,980
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the consolidated VIEs without recourse to TAL Education Group of $nil and $106 as of February 28, 2018 and 2019, respectively)	[2]	196	271
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $19,867 and $16,951 as of February 28, 2018 and 2019, respectively)		17,738	20,039
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2018 and 2019, respectively)		0	11,075
Long-term debt (including long-term debt of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2018 and 2019, respectively)		0	225,000
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to TAL Education Group of $4,660 and $465 as of February 28, 2018 and 2019, respectively)		465	6,344
Total liabilities		1,204,614	1,414,096
Commitments and contingencies (Note 19)
Equity
Additional paid-in capital		1,485,521	884,717
Statutory reserve		58,690	38,315
Retained earnings		920,314	565,202
Accumulated other comprehensive income		17,047	132,325
Total TAL Education Group's equity		2,483,747	1,620,748
Noncontrolling interest		46,730	19,716
Total equity		2,530,477	1,640,464
Total liabilities and equity		3,735,091	3,054,560
Common Class A [Member]
Equity
Common shares		127	118
Class A common shares issuable		1,977	0
Total equity		127	118
Common Class B [Member]
Equity
Common shares		71	71
Total equity		$ 71	$ 71

[1]	The amounts due from related parties represent loans and prepayments to certain investees for service fees.
[2]	The amounts due to related parties include $5,690 and $20,635 investment payable to related parties as of February 28, 2018 and February 28, 2019, respectively; the remaining amounts due to related parties primarily related to advanced service fees received from related parties.